CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	May 31, 2012	May 31, 2011
Current assets
Cash and cash equivalents	$ 428,261	$ 317,260
Restricted cash	3,591	3,374
Term deposits	50,612	152,680
Short term investments	321,182	143,704
Accounts receivable, net of allowance of US$60 and US$48 for 2011 and 2012, respectively	3,794	1,655
Inventory	20,074	18,011
Deferred tax assets	7,316	5,337
Prepaid expenses and other current assets, net	60,546	33,248
Total current assets	895,376	675,269
Property and equipment, net	204,342	160,421
Land use rights, net	3,476	3,502
Prepaid rent and deposit to a related party - non-current	1,449
Long term deposit	12,819	7,826
Long term prepaid rent	2,205	2,789
Prepayment for an acquisition	3,279
Deferred tax assets, non-current	1,238	997
Intangible assets	833	4,976
Goodwill	1,798	7,588
Long term investment	2,002	2
Total assets	1,128,817	863,370
Current liabilities
Accounts payable (including accounts payable of the consolidated variable interest entity without recourse to the Company of US$9,416 and US$8,943 as of May 31, 2011 and 2012, respectively)	8,943	9,518
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated variable interest entity without recourse to the Company of US$67,971 and US$88,681 as of May 31, 2011 and 2012, respectively)	99,773	77,002
Income taxes payable (including income taxes payable of the consolidated variable interest entity without recourse to the Company of US$7,050 and US$8,979 as of May 31, 2011 and 2012, respectively)	10,012	7,163
Amounts due to a related party (including amounts due to related parties of the consolidated variable interest entity without recourse to the Company of nil and US$164 as of May 31, 2011 and 2012, respectively)	164
Deferred revenue (including deferred revenue of the consolidated variable interest entity without recourse to the Company of US$192,481 and US$266,814 as of May 31, 2011 and 2012, respectively)	269,411	194,317
Dividend payable (including dividend payable of the consolidated variable interest entity without recourse to the Company of nil and nil as of May 31, 2011 and 2012, respectively)	50,000
Total current liabilities	438,303	288,000
Deferred tax liabilities, non-current (including deferred tax liabilities, non-current of the consolidated variable interest entity without recourse to the Company of US$1,081 and US$112 as of May 31, 2011 and 2012, respectively)	112	1,147
Total liabilities	438,415	289,147
Commitments (Note 19)
Equity
Common shares (US$0.01 par value; 300,000,000 shares authorized as of May 31, 2011 and 2012, respectively; 158,379,387 and 158,379,387 shares issued and outstanding as of May 31, 2011 and 2012, respectively)	1,555	1,540
Additional paid-in capital	161,485	186,585
Statutory reserves	85,253	16,104
Retained earnings	386,971	323,432
Accumulated other comprehensive income	55,138	46,562
Total equity	690,402	574,223
Total liabilities and equity	$ 1,128,817	$ 863,370